Cromwell Tran Sustainable Focus Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Automobile Components - 1.9%
Aptiv PLC(a)	8,272	$658,865

Broadline Retail - 7.3%
Amazon.com, Inc.(a)	13,877	2,503,133

Capital Markets - 3.2%
The Charles Schwab Corp.	15,184	1,098,411

Chemicals - 4.2%
The Sherwin-Williams Co.	4,115	1,429,263

Construction Materials - 3.6%
Martin Marietta Materials, Inc.	2,001	1,228,494

Containers & Packaging - 5.5%
Ball Corp.	28,062	1,890,256

Energy Equipment & Services - 2.1%
Baker Hughes Co.	21,131	707,889

Financial Services - 4.1%
PayPal Holdings, Inc.(a)	21,151	1,416,905

Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	1,051	519,930

Hotels, Restaurants & Leisure - 3.0%
Expedia Group, Inc.(a)	2,443	336,523
Planet Fitness, Inc. - Class A(a)	11,229	703,273
		1,039,796

Insurance - 2.3%
The Progressive Corp.	3,853	796,877

Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A(a)	2,549	384,721
Meta Platforms, Inc. - Class A	2,700	1,311,066
		1,695,787

IT Services - 2.0%
Accenture PLC - Class A	1,987	688,714

Life Sciences Tools & Services - 9.0%
Danaher Corp.	7,834	1,956,306
IQVIA Holdings, Inc.(a)	4,293	1,085,657
		3,041,963

Semiconductors & Semiconductor Equipment - 7.1%
Entegris, Inc.	12,678	1,781,766
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,842	658,754
		2,440,520

Software - 17.4%
Gitlab, Inc. - Class A(a)	6,104	355,985
Intuit, Inc.	1,333	866,450
Microsoft Corp.	5,730	2,410,726
Palo Alto Networks, Inc.(a)	4,519	1,283,983
Salesforce, Inc.	3,330	1,002,929
		5,920,073

Trading Companies & Distributors - 10.9%
AerCap Holdings NV(a)	21,021	1,826,935
Ferguson PLC	8,501	1,856,874
		3,683,809

Wireless Telecommunication Services - 4.0%
T-Mobile US, Inc.	8,464	1,381,494
TOTAL COMMON STOCKS (Cost $22,807,122)		32,142,179

REAL ESTATE INVESTMENT TRUSTS - 3.7%	Shares	Value
Specialized Real Estate Investment Trusts - 3.7%
Equinix, Inc.	1,524	1,257,803
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,238,369)		1,257,803

TOTAL INVESTMENTS - 97.8% (Cost $24,045,491)		33,399,982
Other Assets in Excess of Liabilities - 2.2%		745,502
TOTAL NET ASSETS - 100.0%		$34,145,484

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Exposure at March 31, 2024

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

Cromwell Tran Sustainable Focus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$32,142,179	$–	$–	$32,142,179
Real Estate Investment Trusts	1,257,803	–	–	1,257,803
Total Assets	$33,399,982	$–	$–	$33,399,982

Refer to the Schedule of Investments for industry classifications.